FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 2,392	$ 1,991
Cash equivalents	1,154	1,248
Financial assets and other assets	23,754	21,889
Financial liabilities	$ 50,996	47,413
Minimum percentage of collateral held	105.00%
Fair value of collateral held	$ 307	322
Securities lending
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets loaned under securities lending program	292	305
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,578	993	$ 828
Financial liabilities	25	25	284
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	34	177
Derivative financial liabilities	14	135
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	58	220
Derivative financial liabilities	43	52
Fair value hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	81	71
Derivative financial liabilities	76	28
Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	5,072	4,767
Financial assets at fair value through other comprehensive income | Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(197)	257	(165)
Financial assets at fair value through other comprehensive income | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(71)	227	$ 73
Equity investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	1,115	466
Other financial assets - debt instruments measured at FVTPL | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	$ 3,865	$ 3,904